Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.34%	4.84%	(5.38%)	(0.50%)